Supplemental Consolidating Financial Information	12 Months Ended
Dec. 31, 2013
Supplemental Consolidating Financial Information

Note 20 Supplemental Consolidating Financial Information

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes, consisting of $1.5 billion aggregate principal amount of the 7 1/4% Senior Notes due 2019 and $1.15 billion aggregate principal amount of the 7 1/2% Senior Notes due 2021 (collectively the “2011 Jackson Notes”). The 2011 Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A., Intelsat Holdings, Intelsat Investment Holdings S.à r.l. and Intelsat Investments (collectively, the “Parent Guarantors”); Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the “Subsidiary Guarantors”).

On April 26, 2012, Intelsat Jackson completed an offering of $1.2 billion aggregate principal amount of the 2020 Jackson Notes, which are fully and unconditionally guaranteed, jointly and severally, by the Parent Guarantors, Intelsat Luxembourg and the Subsidiary Guarantors.

Separate financial statements of the Parent Guarantors, Intelsat Luxembourg, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts;

•	elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and

•	elimination of equity in earnings (losses) of subsidiaries.

Other comprehensive loss for the year ended December 31, 2011 and 2012 was $35.0 million and $6.9 million, respectively, compared to other comprehensive income of $58.0 million for the year ended December 31, 2013. Other comprehensive income (loss) is fully attributable to the Subsidiary Guarantors, which are also consolidated within Intelsat Jackson.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$3,792	$139	$193,090	$167,800	$50,769	$(167,800)	$247,790
Receivables, net of allowance	—	—	160,023	159,656	76,324	(159,656)	236,347
Deferred income taxes	—	—	46,228	46,228	(1,753)	(46,228)	44,475
Prepaid expenses and other current assets	1,272	—	25,846	25,794	6,738	(26,426)	33,224
Intercompany receivables	—	—	421,504	386,820	20,609	(828,933)	—

Total current assets	5,064	139	846,691	786,298	152,687	(1,229,043)	561,836
Satellites and other property and equipment, net	—	—	5,698,952	5,698,952	147,106	(5,739,470)	5,805,540
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827

Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	568,775	568,775	—	(568,775)	568,775
Investment in affiliates	(428,647)	3,053,901	227,320	227,320	—	(3,079,894)	—
Other assets	88	41,497	362,636	222,679	10,371	(222,679)	414,592

Total assets	$(423,495)	$3,095,537	$16,943,301	$16,742,951	$310,164	$(20,078,788)	$16,589,670

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,795	$32	$132,454	$130,178	$22,290	$(130,810)	$182,939
Accrued interest payable	—	22,500	163,820	2,458	172	(2,458)	186,492
Current portion of long-term debt	—	—	—	—	24,418	—	24,418
Deferred satellite performance incentives	—	—	21,089	21,089	1,614	(21,089)	22,703
Other current liabilities	—	—	154,014	152,772	3,011	(152,772)	157,025
Intercompany payables	441,907	206	—	—	—	(442,113)	—

Total current liabilities	470,702	22,738	471,377	306,497	51,505	(749,242)	573,577
Long-term debt, net of current portion	—	3,500,000	11,762,996	—	—	—	15,262,996
Deferred satellite performance incentives, net of current portion	—	—	153,023	153,023	881	(153,023)	153,904
Deferred revenue, net of current portion	—	—	887,446	887,446	793	(887,446)	888,239
Deferred income taxes	—	—	191,298	191,298	11,388	(191,346)	202,638
Accrued retirement benefits	—	—	196,657	196,657	199	(196,657)	196,856
Other long-term liabilities	—	—	226,603	179,025	19,524	(179,025)	246,127

Shareholders’ equity (deficit):
Common shares	1,060	7,202	3,466,429	9,023,860	24	(12,497,515)	1,060
Preferred shares	35	—	—	—	—	—	35
Other shareholders’ equity (deficit)	(895,292)	(434,403)	(412,528)	5,805,145	225,850	(5,224,534)	(935,762)

Total liabilities and shareholders’ equity	$(423,495)	$3,095,537	$16,943,301	$16,742,951	$310,164	$(20,078,788)	$16,589,670

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2012

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$81	$91	$133,379	$131,107	$53,934	$(131,107)	$187,485
Receivables, net of allowance	27	4	229,667	229,298	89,111	(265,893)	282,214
Deferred income taxes	—	—	92,806	92,806	1,973	(92,806)	94,779
Prepaid expenses and other current assets	525	—	27,871	27,821	12,923	(30,432)	38,708
Intercompany receivables	—	6,838	612,341	3,178,865	—	(3,798,044)	—

Total current assets	633	6,933	1,096,064	3,659,897	157,941	(4,318,282)	603,186
Satellites and other property and equipment, net	—	—	6,111,636	6,111,636	259,650	(6,127,730)	6,355,192
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	651,087	651,087	—	(651,087)	651,087
Investment in affiliates	(403,878)	5,085,284	213,001	213,001	10	(5,106,408)	1,010
Other assets	9,741	84,402	296,410	184,574	20,138	(178,821)	416,444

Total assets	$(393,504)	$5,176,619	$17,607,125	$20,059,122	$437,739	$(25,621,255)	$17,265,846

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$81,129	$—	$168,823	$168,248	$24,170	$(207,453)	$234,917
Accrued interest payable	3,840	227,953	135,623	2,288	270	(2,288)	367,686
Current portion of long-term debt	868	—	32,180	—	24,418	—	57,466
Deferred satellite performance incentives	—	—	20,224	20,224	1,255	(20,224)	21,479
Other current liabilities	—	—	153,857	146,611	4,257	(147,944)	156,781
Intercompany payables	504,460	—	—	—	114,719	(619,179)	—

Total current liabilities	590,297	227,953	510,707	337,371	169,089	(997,088)	838,329
Long-term debt, net of current portion	328,238	5,307,986	10,186,086	—	24,418	—	15,846,728
Deferred satellite performance incentives, net of current portion	—	—	170,684	170,684	1,979	(170,684)	172,663
Deferred revenue, net of current portion	—	—	845,327	845,327	3,498	(859,991)	834,161
Deferred income taxes	—	—	266,340	266,340	14,627	(260,634)	286,673
Accrued retirement benefits	—	—	299,187	299,187	—	(299,187)	299,187
Other long-term liabilities	—	41,760	243,510	176,193	14,925	(176,193)	300,195

Shareholders’ equity (deficit):
Common shares	832	669,036	4,322,518	8,773,388	24	(13,764,966)	832
Other shareholders’ equity (deficit)	(1,312,871)	(1,070,116)	762,766	9,190,632	209,179	(9,092,512)	(1,312,922)

Total liabilities and shareholders’ equity	$(393,504)	$5,176,619	$17,607,125	$20,059,122	$437,739	$(25,621,255)	$17,265,846

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,382,169	$2,382,201	$663,354	$(2,824,101)	$2,603,623

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	266,869	266,869	504,983	(662,952)	375,769
Selling, general and administrative	62,861	8,167	155,035	152,961	62,469	(153,026)	288,467
Depreciation and amortization	—	—	705,165	705,165	34,623	(708,386)	736,567
Losses on derivative financial instruments	—	—	8,064	—	—	—	8,064
Gain on satellite insurance recoveries	—	—	(9,618)	(9,618)	—	9,618	(9,618)

Total operating expenses	62,861	8,167	1,125,515	1,115,377	602,075	(1,514,746)	1,399,249

Income (loss) from operations	(62,861)	(8,167)	1,256,654	1,266,824	61,279	(1,309,355)	1,204,374
Interest (income) expense, net	40,916	438,052	636,774	(10,042)	(1,545)	10,042	1,114,197
Loss on early extinguishment of debt	(24,185)	(341,351)	(2,553)	—	—	—	(368,089)
Subsidiary income (loss)	(85,180)	728,465	70,409	70,409	—	(784,103)	—
Other income (expense), net	(7)	—	577	42,772	(5,488)	(42,772)	(4,918)

Income (loss) before income taxes	(213,149)	(59,105)	688,313	1,390,047	57,336	(2,146,272)	(282,830)
Provision for (benefit from) income taxes	—	—	(40,152)	(38,819)	9,315	38,819	(30,837)

Net income (loss)	(213,149)	(59,105)	728,465	1,428,866	48,021	(2,185,091)	(251,993)
Net income attributable to noncontrolling interest	—	—	—	—	(3,687)	—	(3,687)

Net income (loss) attributable to Intelsat S.A.	$(213,149)	$(59,105)	$728,465	$1,428,866	$44,334	$(2,185,091)	$(255,680)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Revenue	—	—	$2,318,470	$2,318,479	$732,274	$(2,759,071)	$2,610,152

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	271,230	291,757	585,263	(732,350)	415,900
Selling, general and administrative	4,247	25,264	124,695	123,465	49,819	(123,465)	204,025
Depreciation and amortization	—	—	726,224	709,120	40,061	(710,502)	764,903
Losses on derivative financial instruments	—	—	37,963	—	1,972	—	39,935

Total operating expenses	4,247	25,264	1,160,112	1,124,342	677,115	(1,566,317)	1,424,763

Income (loss) from operations	(4,247)	(25,264)	1,158,358	1,194,137	55,159	(1,192,754)	1,185,389
Interest (income) expense, net	67,377	610,771	581,687	(223,283)	11,013	223,283	1,270,848
Loss on early extinguishment of debt	—	—	(67,709)	—	(5,833)	—	(73,542)
Subsidiary income (loss)	(58,552)	587,519	25,510	25,510	—	(579,987)	—
Other income (expense), net	(13)	(1)	18,944	18,951	(6,724)	(41,285)	(10,128)

Income (loss) before income taxes	(130,189)	(48,517)	553,416	1,461,881	31,589	(2,037,309)	(169,129)
Provision for (benefit from) income taxes	—	—	(34,103)	(34,103)	14,475	34,100	(19,631)

Net income (loss)	(130,189)	(48,517)	587,519	1,495,984	17,114	(2,071,409)	(149,498)
Net income attributable to noncontrolling interest	—	—	—	—	(1,639)	—	(1,639)

Net income (loss) attributable to Intelsat S.A.	$(130,189)	$(48,517)	$587,519	$1,495,984	$15,475	$(2,071,409)	$(151,137)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$5,221	—	$2,292,284	$2,292,289	$695,652	$(2,697,020)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	262,753	262,753	559,142	(667,469)	417,179
Selling, general and administrative	5,883	25,302	128,301	127,351	48,908	(127,364)	208,381
Depreciation and amortization	—	—	737,413	737,413	32,657	(738,043)	769,440
(Gains) losses on derivative financial instruments	—	—	19,804	(4,461)	4,831	4,461	24,635

Total operating expenses	5,883	25,302	1,148,271	1,123,056	645,538	(1,528,415)	1,419,635

Income (loss) from operations	(662)	(25,302)	1,144,013	1,169,233	50,114	(1,168,605)	1,168,791
Interest expense, net	73,994	612,560	613,080	19,106	10,929	(19,106)	1,310,563
Loss on early extinguishment of debt	(78,960)	—	(247,223)	(218,260)	—	218,260	(326,183)
Subsidiary income (loss)	(280,453)	370,051	57,280	57,280	—	(204,158)	—
Loss from previously unconsolidated affiliates	—	—	(24,658)	(24,658)	—	24,658	(24,658)
Other income (expense), net	10	(1)	(14,404)	(14,404)	17,125	13,629	1,955

Income (loss) before income taxes	(434,059)	(267,812)	301,928	950,085	56,310	(1,097,110)	(490,658)
Provision for (benefit from) income taxes	—	—	(68,123)	(68,123)	12,777	68,076	(55,393)

Net income (loss)	(434,059)	(267,812)	370,051	1,018,208	43,533	(1,165,186)	(435,265)
Net loss attributable to noncontrolling interest	—	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat, S.A.	$(434,059)	$(267,812)	$370,051	$1,018,208	$44,639	$(1,165,186)	$(434,159)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(108,561)	$(622,489)	$1,406,174	$1,785,702	$41,767	$(1,785,701)	$716,892

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(591,762)	(591,762)	(9,030)	591,762	(600,792)
Proceeds from insurance settlements	—	—	487,930	487,930	—	(487,930)	487,930
Payment on satellite performance incentives from insurance proceeds	—	—	(19,199)	(19,199)	—	19,199	(19,199)
Repayment from (disbursements for) intercompany loans	(23,644)	—	(2,223,001)	(593,753)	3,493	2,836,905	—
Investment in subsidiaries	(11,436)	(17,248)	(324)	(324)	—	29,332	—
Dividend from affiliates	20,181	524,812	9,811	9,811	—	(564,615)	—
Other investing activities	—	—	(2,000)	(2,000)	—	2,000	(2,000)

Net cash provided by (used in) investing activities	(14,899)	507,564	(2,338,545)	(709,297)	(5,537)	2,426,653	(134,061)

Cash flows from financing activities:
Repayments of long-term debt	(353,550)	(5,307,986)	(1,218,208)	—	(24,418)	—	(6,904,162)
Repayment of notes payable to former shareholders	(868)	—	—	—	—	—	(868)
Payment of premium on early extinguishment of debt	(9,395)	(301,762)	(67)	—	—	—	(311,224)
Proceeds from issuance of long-term debt	—	3,500,000	2,754,688	—	—	—	6,254,688
Proceeds from (repayment of) intercompany borrowing	(52,391)	2,289,335	20,151	(44,111)	(13,943)	(2,199,041)	—
Debt issuance costs	—	(44,433)	(40,412)	—	—	—	(84,845)
Proceeds from initial public offering	572,500	—	—	—	—	—	572,500
Stock issuance costs	(26,683)	—	—	—	—	—	(26,683)
Dividends paid to preferred shareholders	(5,235)	—	—	—	—	—	(5,235)
Capital contribution from parent	—	—	17,248	45,062	11,760	(74,070)	—
Dividends to shareholders	—	(20,181)	(524,812)	(1,024,160)	(9,811)	1,578,964	—
Principal payments on deferred satellite performance incentives	—	—	(16,509)	(16,509)	(993)	16,508	(17,503)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,671)	—	(8,671)
Other financing activities	2,800	—	471	471	—	(471)	3,271

Net cash provided by (used in) financing activities	127,178	114,973	992,550	(1,039,247)	(33,867)	(678,110)	(516,523)

Effect of exchange rate changes on cash and cash equivalents	(7)	—	(468)	(465)	(5,528)	465	(6,003)

Net change in cash and cash equivalents	3,711	48	59,711	36,693	(3,165)	(36,693)	60,305
Cash and cash equivalents, beginning of period	81	91	133,379	131,107	53,934	(131,107)	187,485

Cash and cash equivalents, end of period	$3,792	$139	$193,090	$167,800	$50,769	$(167,800)	$247,790

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(40,535)	$(626,653)	$1,320,065	$1,379,396	$168,433	$(1,379,396)	$821,310

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(857,311)	(857,311)	(8,705)	857,311	(866,016)
Proceeds from sale of building, net of fees	—	—	82,415	82,415	—	(82,415)	82,415
Repayment from (disbursements for) intercompany loans	—	—	10,435	(221,460)	—	211,025	—
Investment in subsidiaries	(5,549)	—	208	208	—	5,133	—
Dividend from affiliates	32,481	658,318	17,423	17,423	—	(725,645)	—

Net cash provided by (used in) investing activities	26,932	658,318	(746,830)	(978,725)	(8,705)	265,409	(783,601)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(2,364,508)	—	(110,303)	—	(2,474,811)
Repayment of notes payable to former shareholders	(1,683)	—	—	—	—	—	(1,683)
Proceeds from issuance of long-term debt	—	—	2,451,521	—	—	—	2,451,521
Proceeds from (repayment of) intercompany borrowing	12,845	—	—	—	(23,280)	10,435	—
Debt issuance costs	—	—	(27,384)	—	—	—	(27,384)
Payment of premium on early extinguishment of debt	—	—	(65,920)	—	—	—	(65,920)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,838)	—	(8,838)
Principal payments on deferred satellite performance incentives	—	—	(14,833)	(14,833)	(1,136)	14,833	(15,969)
Capital contribution from parent	—	—	—	57,657	5,341	(62,998)	—
Dividends to shareholders	—	(32,481)	(658,318)	(549,712)	(17,423)	1,257,934	—
Repurchase of redeemable noncontrolling interest	—	—	—	—	(8,744)	—	(8,744)

Net cash provided by (used in) financing activities	11,162	(32,481)	(679,442)	(506,888)	(152,174)	1,220,204	(139,619)

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(589)	(582)	(6,726)	582	(7,329)

Net change in cash and cash equivalents	(2,454)	(817)	(106,796)	(106,799)	828	106,799	(109,239)
Cash and cash equivalents, beginning of period	2,535	908	240,175	237,906	53,106	(237,906)	296,724

Cash and cash equivalents, end of period	$81	$91	$133,379	$131,107	$53,934	$(131,107)	$187,485

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(45,232)	$(557,340)	$1,502,656	$1,843,165	$18,127	$(1,845,479)	$915,897

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(792,220)	(792,220)	(54,782)	794,534	(844,688)
Repayment from (disbursements for) intercompany loans	—	—	7,579	(151,313)	787	142,947	—
Capital contributions to previously unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(3,550)	—	(6,671)	(6,671)	—	16,892	—
Dividend from affiliates	564,334	1,112,567	24,730	24,730	—	(1,726,361)	—
Other investing activities	—	—	15,518	15,518	948	(15,518)	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(763,273)	(922,165)	(53,047)	(775,297)	(840,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(5,845,303)	(5,289,423)	—	5,289,423	(6,331,144)
Repayment of notes payable to former shareholders	(3,425)	—	—	—	—	—	(3,425)
Proceeds from issuance of long-term debt	—	—	6,083,750	—	35,675	—	6,119,425
Proceeds from (repayment of) intercompany borrowing	10,082	—	(787)	110,940	(17,661)	(102,574)	—
Debt issuance costs	—	—	(70,091)	—	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(134,277)	(108,163)	—	108,163	(171,047)
Principal payments on deferred satellite performance incentives	—	—	(13,482)	(13,482)	(629)	13,482	(14,111)
Capital contribution from parent	—	—	—	5,061,999	10,221	(5,072,220)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	(24,730)	2,613,538	—
Noncontrolling interest in New Dawn	—	—	—	—	1,734	—	1,734
Other financing activities	(10,000)	—	—	—	—	—	(10,000)

Net cash provided by (used in) financing activities	(525,954)	(564,334)	(1,092,757)	(1,150,036)	4,610	2,849,812	(478,659)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	(1,923)	(1,925)	3,290	1,925	1,375

Net change in cash and cash equivalents	(10,392)	(9,109)	(355,297)	(230,961)	(27,020)	230,961	(401,818)
Cash and cash equivalents, beginning of period	12,927	10,017	595,472	468,867	80,126	(468,867)	698,542

Cash and cash equivalents, end of period	$2,535	$908	$240,175	$237,906	$53,106	$(237,906)	$296,724